Operating expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Operating expenses	Operating expensesNote 19.1. Sales and marketing

(amounts in thousands of euros)
SALES AND MARKETING		YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Personnel costs		1,710	2,323	3,347
Consulting and professional fees	—	4,012	2,699	1,623
Other sales and marketing expenses	—	709	932	224
Sales & Marketing	—	6,431	5,954	5,194
Sales and marketing expenses consist primarily of personnel expenses, including salaries, benefits, and share-based compensation expenses, for employees engaged in sales and marketing activities, as well as consulting costs associated with market research in preparation for the Group's potential future sales and commercialization efforts in the U.S.
The decrease for the year ended was primarily driven by the reduction in the headcount of the Group's sales and marketing department part way through 2024.
The increase in personnel costs for the year ended December 31, 2025 is primarily driven by taxes and social contributions related to
AGAs (see Note 14), while the decrease in consulting and professional fees is mainly explained by one-time costs that were incurred in 2024 for the Group's corporate re-branding, including its new website.
Note 19.2. Research and development
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Sub-contracting, studies and research	85,726	110,993	112,033
Personnel costs	8,048	18,455	49,616
Consulting and professional fees	6,561	12,581	12,791
Intellectual property fees	1,645	1,741	1,025
Other research and development expenses	1,196	2,761	2,297
Research and development expenses	103,176	146,532	177,761
Research and development expenses consist primarily of the following items:
•Personnel expenses, including salaries, benefits, and share-based compensation expenses, for employees engaged in research and development activities;
•Sub-contracting, collaboration and consultant expenses that primarily include the cost of third-party contractors such as
CROs who conduct our non-clinical studies and clinical trials, and research related to proprietary platforms, as well as investigative sites and consultants that conduct our preclinical studies and clinical trials;
•Expenses incurred under agreements with contract manufacturing organizations (“CMOs”), including manufacturing scale-up expenses and the cost of acquiring and manufacturing preclinical study and clinical trial materials;
•Expenses relating to preclinical studies and clinical trials;
•Expenses relating to regulatory affairs;
•Allocated expenses for facility costs, including rent, utilities and maintenance; and
•Expenses relating to the implementation of the quality assurance system.
The increase in research and development expenses for the years ended December 31, 2024 and 2025 is primarily due to (i) the increase in UC expenses (of respectively €32,030 thousand and €1,587 thousand), due to the progress of Phase 3 clinical trials for obefazimod in UC, (ii) the increase in CD expenses (of respectively €4,620 thousand and €10,200 thousand), due to the planning costs and progression of the Phase 2b CD trial, (iii) the increase in transversal activities of respectively €8,233 thousand and €12,987 thousand) related to (a) the overall expansion of the research and development headcount to support the Group's organizational growth and the issuance of new equity awards to officers and employees in research and development for the year ended December 31, 2024 and (b) increased chemistry, manufacturing and controls ("CMC") and supply chain costs related to the progression of clinical trials and anticipation of future commercial launch for the year ended December 31, 2025, and (iv) the development of new indications for obefazimod, including the combination therapy (increasing by €4,122 thousand for the year ended December 31, 2025).
These increases for the year ended December 31, 2025 also resulted from increasing personnel costs, mainly explained by the rise in employer tax and social contributions related to AGAs by €20,131 thousand, resulting predominantly from (i) the uptick in the Group's share price during the second half of 2025 (see Note 14), and to a lesser extent by (ii) the increase in the employer contribution rate on
AGAs in France.
Note 19.3. General and administrative

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Personnel costs	13,105	19,434	52,817
Consulting and professional fees	6,393	7,990	9,984
Other general and administrative expenses	2,893	5,522	4,870
General and administrative expenses	22,391	32,946	67,670
General and administrative expenses consist primarily of personnel-related expenses, including salaries, benefits and share-based compensation expenses, for personnel other than employees engaged in research and development activities. General and administrative expenses also include fees for professional services, mainly related to audit and legal services, consulting costs, communications and travel costs, allocated expenses for facility costs, including rent, utilities and maintenance, directors’ attendance fees, and insurance costs.
The increase in general and administrative expenses for the year ended December 31, 2024 was primarily due to the increase in personnel costs, representing the full year impact of the build out of the Group's general and administrative organization (increased headcount and equity based compensation costs), which started in late 2023 to support the expansion of the Group, as well as increased legal and professional fees and other costs associated with operating as a dual-listed public company.
The increase for the year ended December 31, 2025 was primarily due to an increase in personnel costs, mainly explained by the increase in employer tax and social contributions related to AGAs by €27,299 thousand, resulting predominantly from (i) the uptick in the Group's share price during the second half of 2025 (see Note 14), and to a lesser extent by (ii) the increase in the employer contribution rate on AGAs in France, as well as an increase in legal and professional fees associated with building the Group's infrastructure to support future growth in its operations.
The Group's principal audit fees paid to its joint statutory auditors PricewaterhouseCoopers Audit and Agili3f, are set forth below:

(amounts in thousands of euros)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024	YEAR ENDED DECEMBER 31, 2025
Audit fees	1,848	1,144	1,255
Audit-related fees		82	129
Tax fees
All other fees	492	7	34
Total	2,340	1,233	1,418